REDEEMABLE EQUITY (Details) - CNY (¥)		12 Months Ended
	Aug. 01, 2020	Dec. 31, 2021	Dec. 31, 2019
REDEEMABLE EQUITY
Proceeds from issuance of ordinary shares of Hesai Group		¥ 453,978,000
Redeemable equity shares
REDEEMABLE EQUITY
Percentage of redeemable equity out of total equity interest			40.80%
2020 Reorganization | Shanghai Hesai
REDEEMABLE EQUITY
Proceeds from issuance of ordinary shares of Hesai Group	¥ 0
2020 Reorganization | Shanghai Hesai | Redeemable equity shares
REDEEMABLE EQUITY
Number of shares issued	51,485,191
Proceeds from issuance of ordinary shares of Hesai Group	¥ 0
Transfer from accumulated deficits to additional paid in capital	¥ 221,929,000